DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 9.0%
Abacus Property Group REIT	152,517	$319,993
ALE Property Group REIT	43,304	152,543
Arena REIT	118,420	282,377
Aventus Group REIT	150,183	325,561
BWP Trust REIT	166,086	488,618
Centuria Industrial REIT	148,842	339,939
Centuria Office REIT	144,966	226,710
Charter Hall Group REIT	159,028	1,460,197
Charter Hall Long Wale REIT	153,438	548,818
Charter Hall Retail REIT	176,188	506,062
Charter Hall Social Infrastructure REIT	111,815	259,702
Cromwell Property Group REIT(a)	632,156	386,638
Dexus REIT	371,837	2,562,099
GDI Property Group REIT	197,270	158,836
Goodman Group REIT	575,665	7,380,460
GPT Group REIT	582,046	1,924,148
Growthpoint Properties Australia Ltd. REIT	99,868	242,005
Ingenia Communities Group REIT	111,138	418,169
Lifestyle Communities Ltd.	32,591	347,696
Mirvac Group REIT	1,344,487	2,321,212
National Storage REIT	317,654	461,115
REA Group Ltd.	17,585	1,862,438
Rural Funds Group REIT	106,457	192,861
Scentre Group REIT	1,770,799	3,948,345
Shopping Centres Australasia Property Group REIT	371,227	672,525
Stockland REIT	823,490	2,658,567
US Masters Residential Property Fund REIT*	142,829	22,116
Vicinity Centres REIT	1,577,647	2,003,120
Waypoint REIT(a)	270,631	500,759

(Cost $30,192,234)		32,973,629

Austria - 0.5%
CA Immobilien Anlagen AG	20,680	892,355
IMMOFINANZ AG*	28,136	567,256
S IMMO AG	14,944	316,345
UBM Development AG	1,006	46,889

(Cost $1,689,585)		1,822,845

Belgium - 1.9%
Aedifica SA REIT	11,279	1,410,117
Ascencio REIT	1,777	101,160
Befimmo SA REIT	7,742	316,217
Care Property Invest NV REIT	8,738	269,928
Cofinimmo SA REIT	9,158	1,427,293
Immobel SA	1,655	130,575
Intervest Offices & Warehouses NV REIT	7,860	204,643
Montea C.V.A REIT	4,415	499,452
Retail Estates NV REIT	3,336	255,102
VGP NV	3,002	522,525
Warehouses De Pauw CVA REIT	45,191	1,554,530
Xior Student Housing NV REIT	5,917	330,734

(Cost $6,057,846)		7,022,276

Brazil - 0.5%
Aliansce Sonae Shopping Centers SA*	50,315	211,532
BR Malls Participacoes SA*	305,487	457,706
Cyrela Brazil Realty SA Empreendimentos e Participacoes	104,268	463,991
Ez Tec Empreendimentos e Participacoes SA	52,231	295,220
Iguatemi Empresa de Shopping Centers SA	28,188	159,577
Multiplan Empreendimentos Imobiliarios SA	107,598	379,959

(Cost $3,003,770)		1,967,985

Canada - 5.7%
Allied Properties Real Estate Investment Trust REIT	43,220	1,309,573
Altus Group Ltd.(a)	14,336	632,098
American Hotel Income Properties REIT LP(a)	40,054	121,174
Artis Real Estate Investment Trust REIT	39,734	353,086
Boardwalk Real Estate Investment Trust REIT(a)	12,659	367,371
Canadian Apartment Properties REIT	58,395	2,354,250
Chartwell Retirement Residences(a)	73,389	634,763
Choice Properties Real Estate Investment Trust REIT(a)	85,632	860,378
Colliers International Group, Inc.	13,188	1,373,802
Cominar Real Estate Investment Trust REIT(a)	53,351	371,687
Crombie Real Estate Investment Trust REIT(a)	33,467	386,219
CT Real Estate Investment Trust REIT(a)	23,216	283,507
Dream Industrial Real Estate Investment Trust REIT	47,488	483,132
Dream Office Real Estate Investment Trust REIT	13,861	218,316
DREAM Unlimited Corp., Class A	8,397	150,430
First Capital Real Estate Investment Trust REIT(a)	68,229	836,964
FirstService Corp.	12,386	1,889,110
Granite Real Estate Investment Trust REIT	19,784	1,136,789
H&R Real Estate Investment Trust REIT(a)	101,828	1,103,539
InterRent Real Estate Investment Trust REIT	47,079	507,605
Killam Apartment Real Estate Investment Trust REIT(a)	34,957	495,914
Minto Apartment Real Estate Investment Trust REIT, 144A	12,423	188,406
Morguard Corp.	1,631	134,783
Morguard North American Residential Real Estate Investment Trust REIT	10,335	121,963
NorthWest Healthcare Properties Real Estate Investment Trust REIT(a)	52,394	518,974
RioCan Real Estate Investment Trust REIT(a)	109,205	1,635,487

SmartCentres Real Estate Investment Trust REIT(a)	44,965	933,752
Summit Industrial Income REIT	50,855	543,096
Tricon Residential, Inc.	65,395	640,003
True North Commercial Real Estate Investment Trust REIT	27,393	139,129
WPT Industrial Real Estate Investment Trust REIT	23,863	353,172

(Cost $19,412,866)		21,078,472

Chile - 0.2%
Parque Arauco SA	228,708	421,887
Plaza SA	102,609	190,130

(Cost $653,679)		612,017

China - 1.6%
A-Living Smart City Services Co. Ltd., 144A	148,606	622,596
China Vanke Co. Ltd., Class H	595,828	2,526,989
Colour Life Services Group Co. Ltd.*	134,273	65,775
Guangzhou R&F Properties Co. Ltd., Class H	576,573	770,018
Poly Property Services Co. Ltd.(a)	46,861	308,386
Powerlong Real Estate Holdings Ltd.	499,757	379,455
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	91,332	86,765
Shanghai Lingang Holdings Corp. Ltd., Class B	34,255	40,866
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	361,252	289,363
Shanghai Shibei Hi-Tech Co. Ltd., Class B	120,865	40,852
Shenzhen Wongtee International Enterprise Co. Ltd., Class B*	41,029	8,463
Sino-Ocean Group Holding Ltd.	1,033,751	227,876
Zhenro Properties Group Ltd.(a)	678,008	445,750

(Cost $5,573,636)		5,813,154

Egypt - 0.1%
Arab Co. for Asset Management & Development*	207,345	13,841
Cairo Investment & Real Estate Development Co. SAE	63,401	52,982
Egyptians Housing Development & Reconstruction*	300,000	20,484
Emaar Misr for Development SAE*	226,940	35,703
Heliopolis Housing*	135,100	48,361
Medinet Nasr Housing	185,249	44,129
Palm Hills Developments SAE*	635,916	67,764
Six of October Development & Investment	55,509	56,393
Talaat Moustafa Group	235,493	103,197

(Cost $435,066)		442,854

Finland - 0.5%
Adapteo OYJ*	11,713	132,327
Citycon OYJ(a)	31,319	285,113
Kojamo OYJ	70,417	1,357,299

(Cost $1,647,907)		1,774,739

France - 3.3%
Altarea SCA REIT	1,272	218,933
ARGAN SA REIT	3,296	345,659
Carmila SA REIT	15,717	239,229
Covivio REIT	19,849	1,678,059
Covivio Hotels SACA REIT(a)	25,955	533,996
Gecina SA REIT	16,153	2,248,868
ICADE REIT	10,882	808,365
Klepierre SA REIT(a)	75,462	1,790,698
Mercialys SA REIT	24,107	263,789
Nexity SA	14,386	706,502
Unibail-Rodamco-Westfield REIT	45,278	3,342,574

(Cost $13,644,632)		12,176,672

Germany - 6.8%
ADLER Group SA, 144A*	27,734	791,093
alstria office REIT-AG REIT	60,318	1,008,889
Deutsche EuroShop AG*	17,441	376,401
Deutsche Wohnen SE	114,666	5,421,126
Hamborner REIT AG REIT	24,306	256,113
Instone Real Estate Group AG, 144A*	16,603	461,498
LEG Immobilien AG	24,703	3,392,448
PATRIZIA AG	15,673	430,891
TAG Immobilien AG*	49,646	1,419,734
Vonovia SE	181,912	11,645,251

(Cost $22,105,295)		25,203,444

Greece - 0.1%
LAMDA Development SA*
(Cost $192,955)	28,000	233,147

Hong Kong - 14.1%
Asia Standard International Group Ltd.*	110,571	14,824
C C Land Holdings Ltd.	544,487	128,447
C&D International Investment Group Ltd.(a)	124,885	215,404
Champion REIT	813,349	476,014
China Jinmao Holdings Group Ltd.	2,225,548	926,672
China Motor Bus Co. Ltd.	5,438	70,942
China Oceanwide Holdings Ltd.*	392,859	8,863
China Overseas Grand Oceans Group Ltd.	634,564	348,475
China Overseas Land & Investment Ltd.	1,277,110	3,233,377
China Overseas Property Holdings Ltd.	450,353	296,661
China Resources Land Ltd.	987,258	4,689,805
China Shandong Hi-Speed Financial Group Ltd.*(a)	1,964,849	157,039
Chinese Estates Holdings Ltd.	121,771	64,988
Chuang’s Consortium International Ltd.	87,348	11,823
CK Asset Holdings Ltd.	896,440	5,263,762
CSI Properties Ltd.	1,193,200	37,685
Emperor International Holdings Ltd.	294,765	39,898
ESR Cayman Ltd., 144A*	568,640	1,799,598
Far East Consortium International Ltd.	371,848	133,259
Fullshare Holdings Ltd.*	2,459,752	50,734
Hang Lung Group Ltd.	279,397	698,731
Hang Lung Properties Ltd.	660,451	1,711,289
Henderson Land Development Co. Ltd.	450,703	1,957,974

HKR International Ltd.	235,354	103,154
Hong Kong Ferry Holdings Co. Ltd.	74,127	60,583
Hongkong Land Holdings Ltd.	395,787	1,907,693
Hysan Development Co. Ltd.	205,274	874,565
Joy City Property Ltd.	1,094,515	70,547
K Wah International Holdings Ltd.	364,635	187,550
Kerry Properties Ltd.	201,595	648,391
Kowloon Development Co. Ltd.	110,453	125,868
Lai Sun Development Co. Ltd.*	45,314	41,533
Landing International Development Ltd.*	162,336	8,789
Langham Hospitality Investments and Langham Hospitality Investments Ltd.(b)	431,953	69,047
Link REIT	711,868	6,717,337
New World Development Co. Ltd.	482,758	2,455,066
Poly Property Group Co. Ltd.	627,582	192,546
Prosperity REIT	410,571	136,022
Regal Real Estate Investment Trust REIT	313,988	63,143
SEA Holdings Ltd.(a)	70,522	70,455
Shenzhen Investment Ltd.	845,933	304,247
Sino Land Co. Ltd.	1,110,569	1,680,739
Sun Hung Kai Properties Ltd.	532,881	8,559,234
Suncity Group Holdings Ltd.*(a)	637,288	59,972
Sunlight Real Estate Investment Trust REIT	338,966	172,600
Swire Properties Ltd.	367,008	1,180,409
TAI Cheung Holdings Ltd.	103,702	70,049
Wang On Properties Ltd.	974,745	13,696
Wharf Real Estate Investment Co. Ltd.	533,779	3,189,318
Yuexiu Property Co. Ltd.	2,092,584	463,979

(Cost $51,045,439)		51,762,796

India - 0.9%
Brigade Enterprises Ltd.	47,328	186,678
DLF Ltd.	336,912	1,386,894
Godrej Properties Ltd.*	36,239	759,720
Indiabulls Real Estate Ltd.*	110,566	134,286
Oberoi Realty Ltd.*	39,763	295,226
Omaxe Ltd.*	16,452	15,672
Prestige Estates Projects Ltd.	62,312	252,775
Sobha Ltd.	10,715	64,062
Sunteck Realty Ltd.	35,905	169,912

(Cost $2,314,087)		3,265,225

Indonesia - 0.4%
PT Alam Sutera Realty Tbk*	4,781,504	79,244
PT Andalan Perkasa Abadi Tbk*(c)	507,804	3,709
PT Bumi Serpong Damai Tbk*	3,106,968	253,096
PT Ciputra Development Tbk	3,125,240	253,487
PT Jaya Real Property Tbk	1,219,776	47,969
PT Jaya Sukses Makmur Sentosa Tbk*	577,495	17,276
PT Kawasan Industri Jababeka Tbk*	5,030,668	57,231
PT Lippo Cikarang Tbk*	195,273	15,221
PT Lippo Karawaci Tbk*	10,906,299	154,710
PT Pakuwon Jati Tbk*	5,223,219	201,739
PT PP Properti Tbk	4,333,089	24,952
PT Puradelta Lestari Tbk	3,305,240	54,314
PT Sanurhasta Mitra Tbk*	399,745	1,628
PT Summarecon Agung Tbk*	3,039,216	176,078

(Cost $1,171,053)		1,340,654

Ireland - 0.1%
Hibernia REIT PLC REIT
(Cost $303,363)	223,304	305,198

Israel - 1.5%
AFI Properties Ltd.*	7,574	236,637
Airport City Ltd.*	22,468	307,920
Alony Hetz Properties & Investments Ltd.	50,101	602,234
Alrov Properties and Lodgings Ltd.*(a)	2,140	76,422
Amot Investments Ltd.	60,590	320,079
Arad Investment & Industrial Development Ltd.(a)	1,477	134,382
Azrieli Group Ltd.	12,798	778,844
Bayside Land Corp.	45,183	342,620
Big Shopping Centers Ltd.*	2,218	222,958
Blue Square Real Estate Ltd.	1,911	114,566
Gazit-Globe Ltd.	19,802	124,334
Israel Canada T.R Ltd.(a)	32,026	86,525
Isras Investment Co. Ltd.	547	100,824
Lahav L.R. Real Estate Ltd.*	44,815	47,971
Melisron Ltd.	7,501	396,255
Menivim- The New REIT Ltd. REIT(a)	158,599	83,975
Mivne Real Estate KD Ltd.	271,776	631,713
Norstar Holdings, Inc.(a)	4,366	27,809
Prashkovsky Investments and Construction Ltd.	1,354	35,261
Property & Building Corp. Ltd.	819	72,958
Reit 1 Ltd. REIT	62,331	284,871
Sella Capital Real Estate Ltd. REIT	71,418	148,519
Summit Real Estate Holdings Ltd.*	13,894	197,755
Villar International Ltd.*	1,638	63,044

(Cost $5,247,497)		5,438,476

Japan - 21.2%
Activia Properties, Inc. REIT	240	1,054,252
Advance Residence Investment Corp. REIT	482	1,463,554
Aeon Mall Co. Ltd.(a)	33,100	556,741
AEON REIT Investment Corp. REIT	530	737,244
Comforia Residential REIT, Inc. REIT	219	651,614
Daibiru Corp.	21,200	252,116
Daito Trust Construction Co. Ltd.	23,900	2,649,324
Daiwa House REIT Investment Corp. REIT(a)	703	1,844,930
Daiwa Office Investment Corp. REIT	95	650,038
Daiwa Securities Living Investments Corp. REIT	721	703,811
Frontier Real Estate Investment Corp. REIT	177	777,511
Fukuoka REIT Corp. REIT(a)	249	393,810
Global One Real Estate Investment Corp. REIT	323	355,015
GLP J REIT(a)	1,368	2,216,227

Goldcrest Co. Ltd.	4,700	73,804
Hankyu Hanshin REIT, Inc. REIT	253	352,880
Heiwa Real Estate Co. Ltd.	10,800	350,235
Heiwa Real Estate REIT, Inc. REIT	287	418,620
Hoshino Resorts REIT, Inc. REIT	67	377,323
Hulic Co. Ltd.	187,000	2,085,189
Hulic Reit, Inc. REIT	389	614,499
Ichigo Office REIT Investment Corp. REIT	500	411,113
Ichigo, Inc.	89,300	292,526
Industrial & Infrastructure Fund Investment Corp. REIT	711	1,221,260
Invesco Office J-Reit, Inc. REIT	3,038	495,307
Invincible Investment Corp. REIT	2,094	849,078
Japan Excellent, Inc. REIT	452	582,076
Japan Hotel REIT Investment Corp. REIT	1,533	945,355
Japan Logistics Fund, Inc. REIT(a)	307	899,043
Japan Prime Realty Investment Corp. REIT	321	1,161,493
Japan Real Estate Investment Corp. REIT	481	2,930,064
Japan Retail Fund Investment Corp. REIT(a)	1,762	1,741,492
Keihanshin Building Co. Ltd.	17,100	244,446
Kenedix Office Investment Corp. REIT	145	958,138
Kenedix Residential Next Investment Corp. REIT	241	432,054
Kenedix Retail REIT Corp. REIT	194	492,011
LaSalle Logiport REIT	548	826,578
Leopalace21 Corp.*	82,000	103,135
LIFULL Co. Ltd.	27,300	103,778
MCUBS MidCity Investment Corp. REIT(c)	616	608,830
Mirai Corp. REIT	553	232,017
Mitsubishi Estate Co. Ltd.	478,700	8,258,406
Mitsubishi Estate Logistics REIT Investment Corp. REIT	96	378,449
Mitsui Fudosan Co. Ltd.	331,400	7,465,365
Mitsui Fudosan Logistics Park, Inc. REIT	135	657,640
Mori Hills REIT Investment Corp. REIT	552	764,220
Mori Trust Sogo Reit, Inc. REIT	323	458,397
Nippon Accommodations Fund, Inc. REIT(a)	179	997,991
Nippon Building Fund, Inc. REIT	488	2,981,866
Nippon Prologis REIT, Inc. REIT	726	2,221,475
NIPPON REIT Investment Corp. REIT	168	624,442
Nomura Real Estate Holdings, Inc.	38,200	860,163
Nomura Real Estate Master Fund, Inc. REIT(a)	1,614	2,416,304
Open House Co. Ltd.	24,200	926,751
Orix JREIT, Inc. REIT(a)	929	1,580,887
Premier Investment Corp. REIT	463	628,401
Relo Group, Inc.	40,400	951,414
Sekisui House Reit, Inc. REIT	1,449	1,150,604
SOSiLA Logistics REIT, Inc. REIT	198	248,847
Starts Corp., Inc.	10,300	269,053
Sumitomo Realty & Development Co. Ltd.	163,700	5,638,999
Takara Leben Co. Ltd.	28,600	92,345
TOC Co. Ltd.	19,100	138,221
Tokyo Tatemono Co. Ltd.	72,300	1,025,392
Tokyu Fudosan Holdings Corp.	206,500	1,290,867
Tokyu REIT, Inc. REIT	311	529,231
United Urban Investment Corp. REIT	1,068	1,465,568

(Cost $73,685,431)		78,129,829

Jersey Island - 0.0%
Atrium European Real Estate Ltd.*
(Cost $146,684)	45,053	144,369

Luxembourg - 1.0%
Aroundtown SA	339,323	2,476,989
Grand City Properties SA	35,344	872,597
Shurgard Self Storage SA(a)	8,926	426,875

(Cost $3,451,109)		3,776,461

Malaysia - 0.6%
Axis Real Estate Investment Trust REIT	345,439	156,184
Capitaland Malaysia Mall Trust REIT	159,900	23,901
Eastern & Oriental Bhd	118,000	12,536
Eco World Development Group Bhd	202,200	24,229
Eco World International Bhd*	346,800	39,414
IGB Bhd*	126,721	81,402
IGB Real Estate Investment Trust REIT	487,600	203,593
IOI Properties Group Bhd	371,725	125,822
Iskandar Waterfront City Bhd*	161,200	18,719
KLCCP Stapled Group(b)	67,300	114,398
KSL Holdings Bhd*	197,300	29,004
Land & General Bhd*	1,261,100	35,831
LBS Bina Group Bhd*	473,669	47,981
Mah Sing Group Bhd	504,900	98,548
Malton Bhd*	97,400	11,431
Matrix Concepts Holdings Bhd	180,396	80,671
MKH Bhd	90,900	29,420
Paramount Corp. Bhd	202,240	41,472
Pavilion Real Estate Investment Trust REIT	159,500	53,594
Sentral REIT REIT	104,400	22,569
Sime Darby Property Bhd	750,746	107,581
SP Setia Bhd Group	429,705	97,141
Sunway Bhd	685,061	253,883
Sunway Real Estate Investment Trust REIT	477,300	178,066
Tropicana Corp. Bhd*	31,091	7,182
UEM Sunrise Bhd*	413,100	40,825
UOA Development Bhd	108,500	47,448
YNH Property Bhd	129,800	90,114
YTL Hospitality REIT	260,700	56,359

(Cost $2,233,590)		2,129,318

Mexico - 0.9%
CFE Capital S de RL de CV REIT	297,189	402,780
Corp. Inmobiliaria Vesta SAB de CV	202,874	383,133
Fibra Uno Administracion SA de CV REIT	1,366,910	1,546,643
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	268,143	323,662
PLA Administradora Industrial S de RL de CV REIT	272,271	383,983
Prologis Property Mexico SA de CV REIT	153,045	313,036

(Cost $3,191,358)		3,353,237

New Zealand - 0.7%
Argosy Property Ltd.	298,124	322,981
Goodman Property Trust REIT	379,252	606,659
Kiwi Property Group Ltd.	545,693	474,144
Precinct Properties New Zealand Ltd.	381,002	451,554
Property for Industry Ltd.	175,609	363,903
Vital Healthcare Property Trust REIT	129,917	290,001

(Cost $2,175,044)		2,509,242

Norway - 0.4%
Entra ASA, 144A	57,991	1,214,767
Norwegian Property ASA	49,230	74,028
Olav Thon Eiendomsselskap ASA*	9,477	185,975
Selvaag Bolig ASA	16,631	108,723

(Cost $1,174,300)		1,583,493

Philippines - 2.5%
8990 Holdings, Inc.*	534,100	79,807
AREIT, Inc. REIT	348,900	242,332
Ayala Corp.	100,525	1,549,726
Ayala Land, Inc.	2,798,096	2,251,971
Belle Corp.	1,032,000	35,308
DoubleDragon Properties Corp.*	252,570	79,227
Filinvest Land, Inc.	3,212,000	76,129
GT Capital Holdings, Inc.	33,111	381,814
Megaworld Corp.	4,212,600	314,295
Robinsons Land Corp.	657,661	265,396
SM Prime Holdings, Inc.	4,984,257	3,713,539
Vista Land & Lifescapes, Inc.	1,181,900	105,718

(Cost $8,868,758)		9,095,262

Poland - 0.1%
Atal SA*	2,155	23,316
Develia SA	173,342	116,809
Dom Development SA	3,311	114,669
Echo Investment SA*	47,806	55,958
Globe Trade Centre SA*	56,245	101,171
MLP Group SA*	3,148	65,921

(Cost $413,530)		477,844

Romania - 0.2%
NEPI Rockcastle PLC
(Cost $808,888)	119,909	734,516

Russia - 0.3%
LSR Group PJSC	19,869	235,056
PIK Group PJSC	90,468	943,428

(Cost $781,303)		1,178,484

Singapore - 6.2%
AIMS APAC REIT	157,500	152,798
ARA LOGOS Logistics Trust REIT	353,322	191,315
Ascendas India Trust	301,100	339,663
Ascendas Real Estate Investment Trust REIT	1,006,869	2,226,213
Ascott Residence Trust	626,796	466,668
Bukit Sembawang Estates Ltd.	55,700	186,826
CapitaLand China Trust REIT	287,247	291,632
CapitaLand Integrated Commercial Trust REIT	1,824,679	2,881,722
CapitaLand Ltd.	881,251	2,107,527
CDL Hospitality Trusts(b)	273,100	246,462
Chip Eng Seng Corp. Ltd.	163,500	54,717
City Developments Ltd.	162,298	898,333
Cromwell European Real Estate Investment Trust REIT	461,500	257,678
ESR REIT	855,718	247,764
Far East Hospitality Trust(b)	327,400	140,346
First Real Estate Investment Trust REIT	350,900	54,098
Frasers Centrepoint Trust REIT	360,300	682,828
Frasers Hospitality Trust(b)	273,000	101,628
Frasers Logistics & Commercial Trust REIT	1,018,278	1,056,797
Frasers Property Ltd.(a)	136,500	119,079
GuocoLand Ltd.	109,200	128,113
Ho Bee Land Ltd.	52,000	92,683
Keppel REIT	568,200	495,685
Keppel DC REIT	440,155	903,680
Keppel Pacific Oak US REIT	233,865	159,028
Lippo Malls Indonesia Retail Trust REIT*	2,272,500	105,960
Manulife US Real Estate Investment Trust REIT	511,726	337,739
Mapletree Commercial Trust REIT	741,570	1,137,702
Mapletree Industrial Trust REIT	572,588	1,145,434
Mapletree Logistics Trust REIT	998,469	1,389,161
Mapletree North Asia Commercial Trust REIT	693,800	500,901
OUE Commercial Real Estate Investment Trust REIT	847,339	235,779
Parkway Life Real Estate Investment Trust REIT	131,700	407,075
Prime US REIT	182,000	145,600
Soilbuild Business Space REIT	350,836	139,838
SPH REIT	327,500	203,194
Starhill Global REIT	518,700	202,846
Suntec Real Estate Investment Trust REIT	720,600	785,794
United Industrial Corp. Ltd.	48,400	83,718
UOL Group Ltd.	163,617	909,325
Wing Tai Holdings Ltd.	178,700	256,687
Yanlord Land Group Ltd.	216,100	186,896

(Cost $22,080,051)		22,656,932

South Africa - 0.7%
Attacq Ltd. REIT	244,892	82,459
Equites Property Fund Ltd. REIT	166,718	201,542
Fortress REIT Ltd., Class A REIT	350,367	315,293
Fortress REIT Ltd., Class B REIT	310,575	51,673
Growthpoint Properties Ltd. REIT	920,396	830,688
Hyprop Investments Ltd. REIT	89,999	168,099
Redefine Properties Ltd. REIT*	1,710,409	468,644
Resilient REIT Ltd. REIT	103,649	305,002
SA Corporate Real Estate Ltd. REIT	740,717	89,495
Vukile Property Fund Ltd. REIT	303,920	151,697

(Cost $3,214,988)		2,664,592

South Korea - 0.3%
Dongwon Development Co. Ltd.	11,770	53,952
JR Reit XXVII REIT	58,057	267,677
Korea Asset In Trust Co. Ltd.	24,324	84,003
Korea Real Estate Investment & Trust Co. Ltd.	54,059	101,045
LOTTE Reit Co. Ltd. REIT	39,481	175,530
Seobu T&D	10,948	74,253
Shinhan Alpha REIT Co. Ltd. REIT	16,423	105,686
SK D&D Co. Ltd.	2,838	88,538

(Cost $874,912)		950,684

Spain - 0.7%
Aedas Homes SA, 144A*	4,857	112,603
Inmobiliaria Colonial Socimi SA REIT	91,103	893,494
Lar Espana Real Estate Socimi SA REIT	25,419	153,805
Merlin Properties Socimi SA REIT	128,979	1,344,023
Neinor Homes SA, 144A*	17,519	223,703

(Cost $2,826,194)		2,727,628

Sweden - 4.4%
Atrium Ljungberg AB, Class B	15,772	299,664
Castellum AB	83,068	1,948,119
Catena AB	9,008	411,253
Corem Property Group AB, Class B	55,766	126,136
Dios Fastigheter AB	28,427	228,767
Fabege AB	95,119	1,329,952
Fastighets AB Balder, Class B*	35,506	1,711,031
FastPartner AB, Class A	19,413	192,279
Heba Fastighets AB, Class B	19,522	253,318
Hufvudstaden AB, Class A	39,311	562,047
JM AB	19,216	675,983
Klovern AB, Class B	246,395	375,455
Kungsleden AB	63,798	657,339
L E Lundbergforetagen AB, Class B*	25,705	1,285,847
Nyfosa AB*	63,891	618,366
Pandox AB*	35,367	631,546
Platzer Fastigheter Holding AB, Class B	20,541	261,650
Sagax AB, Class B	54,687	1,156,226
Sagax AB, Class D	36,720	136,824
Samhallsbyggnadsbolaget i Norden AB(a)	349,314	1,097,831
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	40,507	143,460
Wallenstam AB, Class B	71,059	1,001,582
Wihlborgs Fastigheter AB	46,838	911,100

(Cost $13,414,636)		16,015,775

Switzerland - 1.6%
Allreal Holding AG	4,890	994,961
Mobimo Holding AG*	2,242	702,095
PSP Swiss Property AG	15,918	1,906,010
Swiss Prime Site AG	25,958	2,440,104

(Cost $6,002,431)		6,043,170

Taiwan - 1.1%
Cathay No. 1 REIT	475,288	315,863
Cathay No. 2 REIT	239,293	176,039
Cathay Real Estate Development Co. Ltd.	163,712	114,324
Chong Hong Construction Co. Ltd.	79,258	233,342
Farglory Land Development Co. Ltd.	68,189	131,225
Fubon No. 1 REIT	188,398	126,151
Fubon No. 2 REIT	221,062	139,689
Highwealth Construction Corp.	367,966	597,148
Hong Pu Real Estate Development Co. Ltd.	72,132	58,400
Huaku Development Co. Ltd.	82,728	261,379
Huang Hsiang Construction Corp.	43,033	56,239
Hung Sheng Construction Ltd.	107,526	72,192
KEE TAI Properties Co. Ltd.	141,788	50,652
Kindom Development Co. Ltd.	105,041	136,145
Kuoyang Construction Co. Ltd.	121,831	163,812
O-Bank No1 Real Estate Investment Trust REIT	87,357	30,235
Prince Housing & Development Corp.	465,920	192,373
Radium Life Tech Co. Ltd.	175,672	70,010
Ruentex Development Co. Ltd.	368,322	551,442
Shin Kong No.1 REIT	378,584	265,733
Shining Building Business Co. Ltd.*	165,319	87,252
Sinyi Realty, Inc.	104,308	108,605
Taiwan Land Development Corp.*	243,531	61,205

(Cost $3,392,769)		3,999,455

Thailand - 1.8%
Amata Corp. PCL, NVDR	287,800	170,951
Ananda Development PCL, NVDR	573,300	34,434
AP Thailand PCL, NVDR	888,000	216,585
Asset World Corp. PCL, NVDR	2,766,800	446,214
Bangkok Land PCL, NVDR	4,338,600	152,610
Central Pattana PCL, NVDR	1,138,300	2,001,988
CPN Retail Growth Leasehold REIT	583,400	354,280
Frasers Property Thailand Industrial Freehold & Leasehold REIT	538,100	185,706
Frasers Property Thailand PCL, NVDR	210,225	85,806
Golden Ventures Leasehold Real Estate Investment Trust REIT	12,700	4,299
Grand Canal Land PCL, NVDR*	396,800	28,968
IMPACT Growth Real Estate Investment Trust REIT	260,000	147,536
Land & Houses PCL, NVDR	2,910,400	762,972
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	10,900	3,255
LPN Development PCL, NVDR	518,600	80,195
Noble Development PCL, NVDR	240,900	61,954
Origin Property PCL, NVDR	382,200	88,780
Platinum Group PCL, NVDR	486,900	47,826
Principal Capital PCL, NVDR*	784,300	107,749
Property Perfect PCL, NVDR	2,810,130	36,368
Pruksa Holding PCL, NVDR	300,300	127,554
Quality Houses PCL, NVDR	3,066,300	240,135

Sansiri PCL, NVDR	4,777,600	134,759
SC Asset Corp. PCL, NVDR	627,700	60,406
Siam Future Development PCL, NVDR	463,740	79,252
Singha Estate PCL, NVDR	929,000	51,174
Supalai PCL, NVDR	518,700	345,972
U City PCL, NVDR*	1,054,400	26,942
Univentures PCL, NVDR	218,400	26,525
WHA Corp. PCL, NVDR	3,073,600	326,382
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	456,500	165,119

(Cost $6,860,263)		6,602,696

Turkey - 0.2%
AKIS Gayrimenkul Yatirimi AS REIT*	78,013	30,709
Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,466	20,112
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	16,696	54,108
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	685,122	205,961
Halk Gayrimenkul Yatirim Ortakligi AS REIT	56,085	24,043
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS*	237,752	37,820
Is Gayrimenkul Yatirim Ortakligi AS REIT*	118,649	35,508
Ozderici Gayrimenkul Yatirim Ortakligi AS REIT*	88,089	24,819
Panora Gayrimenkul Yatirim Ortakligi	31,572	26,218
Reysas Gayrimenkul Yatirim Ortakligi AS, Class O REIT*	35,458	24,426
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	61,519	38,315
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	71,479	33,436
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	62,222	27,848
Yeni Gimat Gayrimenkul Ortakligi AS	49,581	97,919

(Cost $586,558)		681,242

United Kingdom - 7.1%
Assura PLC REIT	913,905	951,910
Big Yellow Group PLC REIT	58,894	934,556
British Land Co. PLC REIT	296,658	2,030,654
Capital & Counties Properties PLC REIT	235,855	559,584
Derwent London PLC REIT	34,815	1,611,139
Empiric Student Property PLC REIT*	227,643	235,518
Grainger PLC	234,109	879,804
Great Portland Estates PLC REIT	75,416	715,299
Land Securities Group PLC REIT	237,126	2,204,648
LondonMetric Property PLC REIT	311,026	951,442
LXI REIT PLC REIT	173,628	308,292
Primary Health Properties PLC REIT	447,892	951,821
Rightmove PLC*	304,865	2,408,211
Safestore Holdings PLC REIT	72,035	804,691
Savills PLC*	49,805	804,254
Segro PLC REIT	407,218	5,179,781
Shaftesbury PLC REIT*	71,100	614,820
St. Modwen Properties PLC	73,281	404,694
Tritax Big Box REIT PLC REIT	584,928	1,472,837
UK Commercial Property REIT Ltd. REIT	253,225	242,867
UNITE Group PLC REIT, Series 6*	113,436	1,539,957
Workspace Group PLC REIT	46,861	501,201

(Cost $23,743,619)		26,307,980

United States - 0.0%
Eagle Hospitality Trust*(c)
(Cost $94,982)	173,500	23,769

TOTAL COMMON STOCKS (Cost $344,712,308)		365,019,561

PREFERRED STOCKS - 0.1%
Sweden - 0.1%
Klovern AB
(Cost $221,112)	6,278	237,664

RIGHTS - 0.0%
Belgium - 0.0%
Xior Student Housing NV*, expires 3/9/21
(Cost $0)	5,917	4,309

South Korea - 0.0%
LOTTE Reit Co. Ltd.*, expires 3/9/21
(Cost $0)	11,508	1,024

United Kingdom - 0.0%
LXI REIT PLC*, expires 3/10/21(c)
(Cost $0)	19,738	690

TOTAL RIGHTS (Cost $0)		6,023

WARRANTS - 0.0%
Malaysia - 0.0%
Paramount Corp. Bhd*, expires 7/28/24
(Cost $0)	7,840	232

Thailand - 0.0%
Noble Development PCL*, expires 1/12/24
(Cost $0)	54,825	4,476

TOTAL WARRANTS (Cost $0)		4,708

EXCHANGE-TRADED FUNDS - 0.3%
iShares Global REIT ETF	11,000	272,800
Vanguard Global ex-U.S. Real Estate ETF	11,500	628,475

TOTAL EXCHANGE-TRADED FUNDS (Cost $785,740)		901,275

SECURITIES LENDING COLLATERAL - 4.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $17,330,688)	17,330,688	17,330,688

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
(Cost $176,820)	176,820	176,820

TOTAL INVESTMENTS - 104.3%
(Cost $363,226,668)		$383,676,739
Other assets and liabilities, net - (4.3%)		(15,789,584)

NET ASSETS - 100.0%		$367,887,155

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 4.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
8,505,313	8,825,375(f)	—	—	—	1,929	—	17,330,688	17,330,688
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
643,631	27,313,094	(27,779,905)	—	—	299	—	176,820	176,820

9,148,944	36,138,469	(27,779,905)	—	—	2,228	—	17,507,508	17,507,508

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $20,964,554, which is 5.7% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,438,721.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2021 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$124,784,105	34.2%
Diversified	61,406,749	16.8
Real Estate Management/Services	56,089,115	15.4
Shopping Centers	32,977,003	9.0
Warehouse/Industry	29,730,179	8.1
Office Property	22,634,726	6.2
Apartments	12,784,221	3.5
Other	24,861,858	6.8

Total	$365,267,956	100.0%

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
EURO STOXX 50 Futures	EUR	6	$255,635	$264,147	3/19/2021	$8,512
MINI TOPIX Index Futures	JPY	18	297,651	316,867	3/11/2021	19,216
E-Mini S&P 500 Futures	USD	2	364,010	380,920	3/19/2021	16,910

Total unrealized appreciation						$44,638

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

Currency Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$364,383,253	$—	$636,308	$365,019,561
Preferred Stocks	237,664	—	—	237,664
Rights(h)	4,309	1,024	690	6,023
Warrants(h)	4,708	—	—	4,708
Exchange-Traded Funds	901,275	—	—	901,275
Short-Term Investments(h)	17,507,508	—	—	17,507,508
Derivatives(i)
Futures Contracts	44,638	—	—	44,638

TOTAL	$383,083,355	$1,024	$636,998	$383,721,377

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2021, the amount of transfers from Level 1 to Level 3 was $ 372,653. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.